Assets Held for Sale and Discontinued Operations - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Jan. 05, 2018 CAD ($) $ / bbl MMBTU	Sep. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Discontinued Operations [Line Items]
Assets Held for Sale			$ 1,048,000,000	$ 0
Fair value of deferred purchase price adjustment	$ 7,000,000
Top of range [Member] | Crude oil contracts [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments	375,000
Top of range [Member] | Natural gas contracts [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments	$ 1,125,000
Bottom of range [Member] | WTI [Member]
Disclosure Of Discontinued Operations [Line Items]
Average daily crude oil price | $ / bbl	55
Bottom of range [Member] | Henry Hub
Disclosure Of Discontinued Operations [Line Items]
Average natural gas price | MMBTU	3.50
Assets Held for Sale [Member]
Disclosure Of Discontinued Operations [Line Items]
Impairment of assets		$ 0	0
Suffield Divestiture [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets	$ 512,000,000
Gain (Loss) before tax on sale of assets	343,000,000
Suffield Divestiture [Member] | Top of range [Member]
Disclosure Of Discontinued Operations [Line Items]
Purchase price adjustments	$ 36,000,000
Conventional [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets			3,200,000,000
Gain (Loss) before tax on sale of assets			$ 1,300,000,000